Debt Instruments Issued and Other Financial Liabilities - Summary of Senior Bonds Issued (Detail) - Senior bond [member] - CLP ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Issuance rate		Issuance rate
Hungary, Forint
Disclosure of detailed information about borrowings [line items]
Amount	$ 23,500,000	$ 8,000,000
Hungary, Forint | BITACR0418 One [Member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 500,000
Term		5 years 8 months
Issuance rate		2% annual
Hungary, Forint | BITACR0418 Two [Member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 1,000,000
Term		5 years 8 months
Issuance rate		2% annual
Hungary, Forint | BITACR0418 Three [Member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 500,000
Term		5 years 8 months
Issuance rate		2% annual
Hungary, Forint | BITACR0418 Four [Member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 3,000,000
Term		5 years 6 months
Issuance rate		2% annual
Hungary, Forint | BITACS0418 [member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 3,000,000
Term		6 years 6 months
Issuance rate		2% annual
Hungary, Forint | BITACT0418 One [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 2,000,000
Term	5 years 11 months
Issuance rate	2.00% annual
Hungary, Forint | BITACT0418 Two [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 2,000,000
Term	5 years 11 months
Issuance rate	2.00% annual
Hungary, Forint | BITACU0418 [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 5,500,000
Term	8 years 11 months
Issuance rate	2.00% annual
Hungary, Forint | BITACU0418 One [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 60,000,000,000
Hungary, Forint | BITACV0418 [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 3,000,000
Term	7 years 11 months
Issuance rate	2.00% annual
Hungary, Forint | BITACW0418 [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 2,000,000
Term	9 years 1 month
Issuance rate	2.00% annual
Hungary, Forint | BITADB0919 One [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 1,000,000
Term	6 years 1 month
Issuance rate	0.75% annual
Hungary, Forint | BITADB0919 Two [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 2,000,000
Term	6 years
Issuance rate	0.75% annual
Hungary, Forint | BITADB0919 Three [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 1,000,000
Term	5 years 6 months
Issuance rate	0.75% annual
Hungary, Forint | BITADB0919 Four [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 1,000,000
Term	5 years 6 months
Issuance rate	0.75% annual
Hungary, Forint | BITADD0919 One [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 1,000,000
Term	8 years 2 months
Issuance rate	0.75% annual
Hungary, Forint | BITADD0919 Two [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 1,000,000
Term	8 years 2 months
Issuance rate	0.75% annual
Hungary, Forint | BITADD0919 Three [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 500,000
Term	7 years 11 months
Issuance rate	0.75% annual
Hungary, Forint | BITADD0919 Four [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 1,500,000
Term	7 years 10 months
Issuance rate	0.75% annual
CLP [member] | BITACV0418 One [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 60,000,000,000
Term	4 years 5 months
Issuance rate	2.50% annual
COP [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 333,404,000,000	$ 799,952,710,484
COP [member] | SERIE A - 60 [Member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 148,100,000,000
Term		5 years
Issuance rate		6.00% annual
COP [member] | SERIE A SUBSERIE A60 - 60 [member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 165,915,000,000
Term		5 years
Issuance rate		4.83% annual
COP [member] | SERIE U - 120 [Member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 351,837,710,484
Term		10 years
Issuance rate		2.71% annual
COP [member] | SUBSERIE B36 [Member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 134,100,000,000
Term		3 years
Issuance rate		1.28% annual
COP [member] | SUBSERIE C36 [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 182,310,000,000
Term	3 years
Issuance rate	1.76% annual
COP [member] | SUBSERIE C120 [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 151,094,000,000
Term	10 years
Issuance rate	3.72% annual